Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventory, including jackets, t-shirts, sweatshirts, hats and fabric
	December 31, 2020	December 31, 2019

Raw materials	$1,425	$41,231
Finished goods	32,059	115,135
Inventory	$33,484	$156,366